12 Months Ended
Feb. 27, 2015

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 26, 2015 TO THE

PROSPECTUS DATED FEBRUARY 27, 2015 OF:

PowerShares DWA Developed Markets Momentum Portfolio
PowerShares DWA Emerging Markets Momentum Portfolio
PowerShares DWA SmallCap Momentum Portfolio

Effective prior to the open of the markets on July 1, 2015 (“the “Effective Date”), Dorsey Wright & Associates, LLC will implement a change to the methodology of the underlying indexes (the “DWA Indexes”) for PowerShares DWA Developed Markets Momentum Portfolio, PowerShares DWA Emerging Markets Momentum Portfolio and PowerShares DWA SmallCap Momentum Portfolio.

As of the Effective Date, all references in the prospectus to each of the DWA Indexes (i) will include the registered symbol “®” following the words “Dorsey Wright” in the index name, and (ii) will delete the trademark symbol “™” following the words “Technical Leaders” in the index name. Additionally, as of the Effective Date, securities eligible for inclusion in the DWA Indexes must be constituents of certain NASDAQ Indexes, as set forth below.

Therefore, as of the Effective Date, the Prospectus is revised as follows:

•	Beginning on page 3, the section titled “PowerShares DWA Developed Markets Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Fund will invest at least 90% of its total assets in the equity securities that comprise the Underlying Index. The Underlying Index is comprised of equity securities of large capitalization companies based in countries with developed economies, excluding the United States. Dorsey Wright & Associates, LLC’s (“Dorsey Wright” or the “Index Provider”) selects such securities pursuant to its proprietary selection methodology, which is designed to identify securities that demonstrate powerful relative strength characteristics.

“Relative strength” is an investing technique that seeks to determine the strongest performing securities by measuring certain factors, such as a security’s relative performance against the overall market or a security’s relative strength value, which is derived by comparing the rate of increase of the security’s price over a set period as compared to that of a benchmark index.

Dorsey Wright selects securities for inclusion in the Underlying Index from an eligible universe of the largest 1,000 constituents by market capitalization within the NASDAQ Developed Markets Ex United States Index. The Index Provider assigns a relative strength score to each eligible security and selects approximately 100 securities with the greatest scores for inclusion in the Underlying Index. Component security weights are based on relative scores, with securities with higher scores receiving larger weights.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

•	Beginning on page 7, the section titled “PowerShares DWA Emerging Markets Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Fund will invest at least 90% of its total assets in the equity securities that comprise the Underlying Index. The Underlying Index is comprised of equity securities of large capitalization companies based in emerging market countries. Dorsey Wright & Associates, LLC’s (“Dorsey Wright” or the “Index Provider”) selects such securities pursuant to its proprietary selection methodology, which is designed to identify securities that demonstrate powerful relative strength characteristics.

“Relative strength” is an investing technique that seeks to determine the strongest performing securities by measuring certain factors, such as a security’s relative performance against the overall market or a security’s relative strength value, which is derived by comparing the rate of increase of the security’s price over a set period as compared to that of a benchmark index.

Dorsey Wright selects securities for inclusion in the Underlying Index from an eligible universe of the largest 1,000 constituents by market capitalization within the NASDAQ Emerging Markets Index (except for U.S.-listed American Depositary Receipts or foreign listings). The Index Provider assigns a relative strength score to each eligible security and selects approximately 100 securities with the greatest scores for inclusion in the Underlying Index. Component security weights are based on relative scores, with securities with higher scores receiving larger weights.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

•	Beginning on page 11, the section titled “PowerShares DWA SmallCap Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Fund will invest at least 90% of its total assets in the equity securities of small capitalization companies that comprise the Underlying Index. Dorsey Wright & Associates, LLC’s (“Dorsey Wright” or the “Index Provider”) selects such securities pursuant to its proprietary selection methodology, which is designed to identify securities that demonstrate powerful relative strength characteristics.

“Relative strength” is an investing technique that seeks to determine the strongest performing securities by measuring certain factors, such as a security’s relative performance against the overall market or a security’s relative strength value, which is derived by comparing the rate of increase of the security’s price over a set period as compared to that of a benchmark index.

Dorsey Wright selects securities for inclusion in the Underlying Index from an eligible universe of the smallest 2,000 constituents by market capitalization that trade on a U.S. exchange and that are included within the NASDAQ US Benchmark Index. The Index Provider assigns a relative strength score to each eligible security and selects approximately 200 securities with the greatest scores for inclusion in the Underlying Index. Component security weights are based on relative scores, with securities with higher scores receiving larger weights.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.